Fair Value (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities measured at fair value on a recurring basis
Assets and liabilities measured at fair value on a recurring basis, including financial assets for which the Company has elected the fair value option, are summarized below:

4.    Fair Value (Continued)

	Fair Value Measurements at December 31, 2014 Using
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Assets:
Trading securities
Common and preferred equities	$3,900,000	$1,083,000	$2,817,000	$—
Available-for-sale securities
U.S. Agencies	27,232,156	—	27,232,156	—
Corporate	34,096,358	—	34,096,358	—
Agency asset backed securities	8,790,292	—	8,790,292	—
State and municipal	34,218,146	—	34,150,541	67,605
Small Business Administration	6,970,158	—	6,970,158	—
Residential mortgage-backed securities	63,530,205	—	63,530,205	—
Private placement mortgage obligation	1,476,974	—	1,476,974	—
Total	$180,214,289	$1,083,000	$179,063,684	$67,605

	Fair Value Measurement at December 31, 2013 Using
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Assets:
Trading securities
Common and preferred equities	$5,063,400	$1,086,000	$3,977,400	$—
Available-for-sale securities
U.S. Agencies	17,735,099	—	17,735,099	—
Corporate	28,789,656	—	28,789,656	—
Agency asset backed securities	5,402,145	—	5,402,145	—
Trust preferred securities	2,518,279	—	2,518,279	—
State and municipal	33,307,726	—	33,206,509	101,217
Small Business Administration	3,358,927	—	3,358,927	—
Residential mortgage-backed securities	37,404,164	—	37,404,164	—
Collateralized mortgage obligations	1,178,104	—	1,178,104	—
Private placement mortgage obligation	1,374,515	—	1,374,515
Total	$136,132,015	$1,086,000	$134,944,798	$101,217

Schedule of a reconciliation for all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3)
The table below presents a reconciliation for all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31:

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Municipal Securities	Total

Beginning balance January 1, 2014	$101,217	$101,217
Total gains or losses (realized/unrealized)
Included in earnings
Interest income on securities	—	—
Other changes in fair value	—	—
Gain on sale of securities	—	—
Net impairment losses recognized in earnings	—	—
Included in other comprehensive income	(4,009)	(4,009)
Interest and principal payments applied to principal	—	—
Sales, maturities and settlements	(29,603)	(29,603)
Transfers in and out of Level 3	—	—
Ending balance December 31, 2014	$67,605	$67,605

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

	Trust Securities	Municipal Securities	Total

Beginning balance January 1, 2013	$5,621,445	$2,615,968	$8,237,413
Total gains or losses (realized/unrealized)
Included in earnings
Interest income on securities	438,754	—	438,754
Other changes in fair value	—	—	—
Gain on sale of securities	92,400	—	92,400
Included in other comprehensive income	1,479,772	(134,573)	1,345,199
Interest and principal payments applied to principal	(1,944,511)	—	(1,944,511)
Sales, maturities and settlements	(3,169,581)	(408,190)	(3,577,771)
Transfers in and out of Level 3	(2,518,279)	(1,971,988)	(4,490,267)
Ending balance December 31, 2013	$—	$101,217	$101,217

Schedule of the total amount of gains and losses from changes in fair value
The following table presents the amount of gains and losses from changes in fair value included in income before taxes for financial assets carried at fair value for the years ended December 31, 2014, 2013 and 2012:

	2014	2013	2012

Interest income	$—	$—	$—
Change in fair value	(1,163,400)	1,935,407	619,751
Total change in fair value	$(1,163,400)	$1,935,407	$619,751

Schedule of carrying amounts and estimated fair values of financial instruments
The carrying amounts and estimated fair values of financial instruments at December 31, 2014 and December 31, 2013 were as follows:

		Fair Value Measurements at December 31, 2014 Using
	Carrying Value
		Level 1	Level 2	Level 3
	(In thousands)
Financial assets:
Cash and cash equivalents	$31,075	$31,075	$—	$—
Trading securities	3,900	1,083	2,817	—
Investment securities, available-for-sale	176,314	—	176,246	68
Investment securities, held-to-maturity	129,414	—	130,052	3,844
Loans held for sale	839	—	865	—
Loans receivable, net	367,020	—	—	381,084
Federal Home Loan Bank stock	1,391	N/A	N/A	N/A
Accrued interest receivable	2,342	—	1,339	1,003
Financial liabilities:
Deposits	$689,170	$543,262	$148,115	$—
Borrowings	—	—	—	—
Accrued interest payable	7	2	5	—

4.    Fair Value (Continued)

		Fair Value Measurements at December 31, 2013 Using
	Carrying Value
		Level 1	Level 2	Level 3
	(In thousands)
Financial assets:
Cash and cash equivalents	$42,183	$42,183	$—	$—
Trading securities	5,063	1,086	3,977	—
Investment securities, available-for-sale	131,068	—	130,967	101
Investment securities, held-to-maturity	136,937	—	131,700	3,768
Loans held for sale	61	—	62	—
Loans receivable, net	335,640	—	—	346,634
Federal Home Loan Bank stock	1,588	N/A	N/A	N/A
Accrued interest receivable	2,221	—	1,245	976
Financial liabilities:
Deposits	$637,250	$495,345	$143,638	$—
Borrowings	1,000	—	1,027	—
Accrued interest payable	11	4	7	—